                                                                                           Registration No. 2-73969
                                                                                            File No. 811-3255

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ X  ]

Pre-Effective Amendment No.                                    [    ]

Post-Effective Amendment No. 33                                [  X  ]

                                and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT
                           COMPANY ACT OF 1940                 [  X  ]

Amendment No. 32                                               [  X  ]

                                            PANORAMA SERIES FUND, INC.
                                (Exact Name of Registrant as Specified in Charter)

                                  6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Office) (Zip Code)

                                                   (303) 987-5047
                                            Registrant's Telephone Number

                                                Robert G. Zack, Esq.
                                               OppenheimerFunds, Inc.
                                                 498 Seventh Avenue
                                           New York, New York  10018
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  (Name   and    Address   of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[       ]  Immediately upon filing pursuant to paragraph (b)
[   X   ]  On April 30, 2002 pursuant to paragraph (b)
[       ]  60 days after filing pursuant to paragraph (a)(1)
[       ]  On _____________ pursuant to paragraph (a)(1)
[       ]  75 days after filing pursuant to paragraph (a)(2)
[       ]  On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]   This   post-effective    amendment   designates   a   new   effective   date   for   a   previously   filed
post-effective amendment.

N1A\PANORAMA\2002\N1ACOVB_2002